Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.76%
Australia–1.34%
CSL Ltd.	52,753	$10,917,923
China–38.58%
Alibaba Group Holding Ltd., ADR(a)	171,556	43,546,059
Angel Yeast Co. Ltd., A Shares	673,900	5,492,242
China Feihe Ltd.(b)	2,779,000	8,324,706
China Mengniu Dairy Co. Ltd.(a)	5,245,000	31,404,889
Henan Shuanghui Investment & Development Co. Ltd., A Shares	621,724	4,515,092
JD.com, Inc., ADR(a)	292,980	25,984,396
Kweichow Moutai Co. Ltd., A Shares	17,027	5,579,731
Meituan Dianping, B Shares(a)	143,100	6,527,073
Minth Group Ltd.	2,288,000	10,441,697
New Oriental Education & Technology Group, Inc., ADR(a)	58,220	9,751,850
Qingdao Port International Co. Ltd., H Shares(b)	7,070,000	4,100,498
Shanghai International Airport Co. Ltd.	1,220,923	14,943,335
Sunny Optical Technology Group Co. Ltd.	553,800	14,477,409
Tencent Holdings Ltd.	623,000	54,539,335
Tongcheng-Elong Holdings Ltd.(a)(b)	7,971,600	14,301,504
Wuliangye Yibin Co. Ltd., A Shares	567,160	25,574,022
Yum China Holdings, Inc.	610,489	34,620,831
		314,124,669
Hong Kong–3.74%
Hongkong Land Holdings Ltd.	1,093,700	5,062,975
Swire Properties Ltd.	8,678,600	25,373,606
		30,436,581
India–2.71%
HDFC Bank Ltd., ADR(a)	305,893	22,054,885
Indonesia–6.25%
PT Bank Central Asia Tbk	8,897,400	21,455,490
PT Pakuwon Jati Tbk(a)	537,616,700	18,500,900
PT Telekomunikasi Indonesia (Persero) Tbk	49,442,100	10,916,466
		50,872,856
Macau–2.37%
Galaxy Entertainment Group Ltd.	2,480,000	19,263,664
Malaysia–2.46%
Bursa Malaysia Bhd.	5,400,550	12,517,261
Heineken Malaysia Bhd.	1,306,900	7,521,927
		20,039,188
Shares		Value
New Zealand–1.37%
Auckland International Airport Ltd.(a)	1,026,860	$5,477,377
Freightways Ltd.	716,915	5,654,112
		11,131,489
Philippines–4.06%
BDO Unibank, Inc.	5,955,980	12,523,865
SM Investments Corp.	511,646	10,499,893
SM Prime Holdings, Inc.	13,653,700	10,015,102
		33,038,860
Singapore–4.08%
Keppel REIT	23,600,600	21,601,229
United Overseas Bank Ltd.	658,700	11,637,138
		33,238,367
South Korea–8.58%
NAVER Corp.(a)	53,315	16,354,775
Samsung Electronics Co. Ltd.	733,170	53,508,144
		69,862,919
Taiwan–6.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,465,464	52,057,931
Thailand–1.84%
Central Pattana PCL, Foreign Shares	8,986,000	15,008,543
United States–6.70%
Amcor PLC, CDI	1,147,315	12,612,831
Broadcom, Inc.	93,153	41,965,427
		54,578,258
Vietnam–2.28%
Vietnam Dairy Products JSC	4,158,690	18,547,835
Total Common Stocks & Other Equity Interests (Cost $425,241,803)		755,173,968
Money Market Funds–6.80%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	19,271,569	19,271,569
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(c)(d)	14,080,926	14,086,559
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	22,024,650	22,024,650
Total Money Market Funds (Cost $55,378,601)		55,382,778
TOTAL INVESTMENTS IN SECURITIES—99.56% (Cost $480,620,404)		810,556,746
OTHER ASSETS LESS LIABILITIES–0.44%		3,619,239
NET ASSETS–100.00%		$814,175,985

Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $26,726,708, which represented 3.28% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,355,433	$14,841,519	$(18,925,383)	$-	$-	$19,271,569	$1,053
Invesco Liquid Assets Portfolio, Institutional Class	17,003,608	10,601,085	(13,518,130)	870	(874)	14,086,559	2,856
Invesco Treasury Portfolio, Institutional Class	26,691,924	16,961,736	(21,629,010)	-	-	22,024,650	654
Total	$67,050,965	$42,404,340	$(54,072,523)	$870	$(874)	$55,382,778	$4,563

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$10,917,923	$—	$10,917,923
China	113,903,136	200,221,533	—	314,124,669
Hong Kong	—	30,436,581	—	30,436,581
India	22,054,885	—	—	22,054,885
Indonesia	—	50,872,856	—	50,872,856
Macau	—	19,263,664	—	19,263,664
Malaysia	—	20,039,188	—	20,039,188
New Zealand	—	11,131,489	—	11,131,489
Philippines	—	33,038,860	—	33,038,860
Singapore	—	33,238,367	—	33,238,367
South Korea	—	69,862,919	—	69,862,919
Taiwan	—	52,057,931	—	52,057,931
Thailand	—	15,008,543	—	15,008,543
United States	41,965,427	12,612,831	—	54,578,258
Vietnam	—	18,547,835	—	18,547,835
Money Market Funds	55,382,778	—	—	55,382,778
Total Investments	$233,306,226	$577,250,520	$—	$810,556,746
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Asia Pacific Growth Fund